Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Loss before taxation	$ (53,599)	$ (172,591)	$ (240,810)
Adjustments for:
Interest income	(198)	(821)	(431)
Depreciation of plant and equipment	52	83	162
Depreciation of right-of-use assets	289	566	593
Amortization of intangible assets	20	20	20
Impairment loss of intangible assets	13,000
Loss on disposal of fixed assets	18	188
Realized foreign currency gains (losses)		(21)	663
Fair value change of financial assets at FVTPL			(323)
Fair value change of financial liabilities at FVTPL	(222)	(1,597)
Fair value change of preferred shares		76,430	189,646
IFRS 2 listing expense		45,524
Portion of PIPE issuance costs allocated to PIPE warrants		38
Finance costs	193	122	93
Share-based payment expenses	10,926	12,685	3,582
Unrealized foreign currency loss		(258)	(2,563)
Operating cash flows before movements in working capital	(29,521)	(39,632)	(49,368)
(Increase) decrease in deposits, prepayments and deferred expenses	1,608	(932)	3,651
Increase (decrease) in other payables and accruals	(571)	(2,635)	2,837
NET CASH USED IN OPERATIONS	(28,484)	(43,199)	(42,880)
Taxation refund			57
Tax paid	(259)	(10)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(28,743)	(43,209)	(42,824)
INVESTING ACTIVITIES
Interest received	198	821	431
Proceeds from redemption of long term time deposits with original maturity over three months		4,308	24,000
Proceeds from redemption of time deposits with original maturity over three months		2,872
Purchase of plant and equipment	(24)	(6)	(367)
Proceeds from disposal of fixed assets	4	58
Proceeds from disposal of financial asset at FVTPL	5,761	13,307	5,000
Payment for rental deposits			(17)
Refund of rental deposits	44	5	6
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	5,983	21,365	29,053
FINANCING ACTIVITIES
Proceeds from PIPE Financing and Business Combination, net of transaction costs	5,049	20,249
Payment of deferred underwriting fees		(2,779)
Repayment of bank loans	(4,920)
Proceeds from bank loans	702	4,236
Proceeds from issue of shares upon exercise of share options		85	392
Interest expense	(193)	(122)	(93)
Repayment of lease liabilities	(170)	(444)	(593)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	468	21,225	(294)
Effects of exchange rate changes on cash and cash equivalents	2
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,290)	(619)	(14,065)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	32,056	32,675	46,740
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 9,766	$ 32,056	$ 32,675